Stock-Based Compensation (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Options Outstanding	10,979,634	7,340,182	7,465,638	5,067,138
Options Granted	17,630,299	5,851,696	3,300,000	2,705,000
Options Forfeited		0	0	(270,000)
Options Expired		0	0	(36,500)
Options Forfeited or expired	(485,778)	(912,250)	(2,848,704)	0
Options Exercised	1,056,488	(1,299,994)	(576,752)	0
Options Outstanding	27,067,667	10,979,634	7,340,182	7,465,638
Options Exercisable	26,995,167	10,807,134
Weighted Average Exercise Price per Share	$ 0.257	$ 0.46	$ 0.49	$ 0.44
Weighted Average Exercise Price per Share Granted	$ 0.001	$ 0.001	$ 0.28	$ 0.63
Weighted Average Exercise Price per Share Forfeited		$ 0	$ 0	$ 0.92
Weighted Average Exercise Price per Share Expired		$ 0	$ 0	$ 0.63
Weighted Average Exercise Price per Share Forfeited or expired	$ 0.727	$ 0.65	$ 0.41	$ 0
Weighted Average Exercise Price per Share Exercised	$ 0.001	$ 0.001	$ 0.001	$ 0
Weighted Average Exercise Price per Share Outstanding	$ 0.092	$ 0.257	$ 0.46	$ 0.49
Weighted Average Exercise Price per Share Exercisable	$ 0.090	$ 0.25